Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Intangible Assets
Intangible assets, cost	$ 728,518	$ 647,326
Intangible assets, amortization cost	477,471	417,518
Intangible assets, net	251,047	229,808
Customer agreements and relationships
Intangible Assets
Intangible assets, cost	299,524	268,712
Intangible assets, amortization cost	172,026	151,016
Existing technology
Intangible Assets
Intangible assets, cost	403,944	355,695
Intangible assets, amortization cost	285,148	248,867
Trade names
Intangible Assets
Intangible assets, cost	10,139	9,026
Intangible assets, amortization cost	8,227	7,318
Non-compete covenants
Intangible Assets
Intangible assets, cost	14,911	13,893
Intangible assets, amortization cost	$ 12,070	$ 10,317